Income Taxes (Valuation Allowance Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Valuation allowance increased	$ 105,600	$ 1,500
Valuation allowance allocated to additional paid in capital relates to pre-spin activities	10,000
Valuation allowance relates to deferred tax assets recorded through other comprehensive income	900
Valuation allowance recorded through tax expense	$ 94,745	$ 1,459	$ 1,791